Stockholders' Equity (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 15, 2020	Sep. 09, 2020	Sep. 01, 2020	Jun. 30, 2020	Apr. 28, 2020	Apr. 25, 2020	Oct. 15, 2019	Sep. 30, 2020	Mar. 31, 2020	Nov. 20, 2019	Nov. 18, 2019	Sep. 30, 2019	Mar. 31, 2019
Common stock, shares authorized	500,000,000								500,000,000	500,000,000			500,000,000	500,000,000
Common stock, par value	$ 0.001								$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000								25,000,000	25,000,000			25,000,000	25,000,000
Preferred stock, par value	$ 0.001								$ 0.001	$ 0.001			$ 0.001	$ 0.001
Reverse stock splits					As a result of the Reverse Split, each (100) shares on common stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock.			As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.	As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.
Number of shares of common stock, value									$ 230,000	$ 125,000
Common stock, shares issued	8,419,700								8,419,700	19,100				16,600
Common stock, shares outstanding	8,419,700								8,419,700	19,100				16,600
Preferred stock liquidation preference price per share	$ 0.001								$ 0.001	$ 0.001
Preferred stock, shares issued	292,000								292,000	300,000				0
Preferred stock, shares outstanding	292,000								292,000	300,000				0
Series A Convertible Preferred Stock [Member]
Converted shares	8,000
Preferred stock shares designated	1,000,000								1,000,000	1,000,000
Convertible preferred stock shares issued upon conversion	1,000								1,000	1,000
Preferred stock voting rights									The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.	The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.
Number of shares cancelled	8,000
Preferred stock, shares issued	292,000								292,000	292,000
Preferred stock, shares outstanding	292,000								292,000	292,000
Investor [Member]
Number of shares of common stock						600
Investor [Member] | Stock Subscription Agreement [Member]
Number of shares of common stock		300,000	100,000	400,000		60,000	600
Stock price per share				$ 0.50			$ 50				$ 0.50	$ 0.50
Number of shares of common stock, value				$ 200,000			$ 30,000
Chief Executive Officer [Member]
Conversion of stock, shares issued	8,000,000